Property and Equipment Net (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 43,690,913	$ 45,332,336
Less: accumulated depreciation and amortization	(16,861,205)	(16,286,927)
Property Plant And Equipment Excluding Construction In Progress, Total	26,829,708	29,045,409
Construction in progress	10,476	709,673
Property and equipment, net	26,840,184	29,755,082
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	27,644,891	27,961,937
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	12,820,490	12,188,023
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	869,130	2,780,058
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	872,860	916,226
Information Technology equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	839,068	845,512
Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 644,474	$ 640,580